Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK MID CAP DIVIDEND SERIES, INC.
Prospectus Date	rr_ProspectusDate	May 31, 2019
Document Creation Date	dei_DocumentCreationDate	May 30, 2019